BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
The Capital Reorganization

As described in Note 1, on December 2, 2021, the Company entered into a Business Combination Agreement (the “BCA”) by and among BOA Acquisition Corp. (“BOA”), the Company and Samba Merger Sub Inc., a direct, wholly-owned subsidiary of the Company. The Business Combination closed on October 27, 2022 (the “Effective Time”), when Selina’s wholly owned subsidiary, Samba Merger Sub, Inc. (“Merger Sub”) that was incorporated for the purposes of the Business Combination, merged with and into BOA, with BOA surviving the Business Combination as a wholly owned subsidiary of Selina (the “Merger”).

Prior to the Effective Time of the Merger, the Company reorganised (the “Reorganisation”) its share capital and issued new shares on the closing date and each issued and outstanding share of Class B Common Stock of BOA was automatically converted into one share of Class A Common Stock. Subsequently, each share of BOA Class A Common Stock automatically converted into the right to receive an ordinary share of a par value of US$ 0.005064 (rounded to six decimal places) in the capital of the Company.

The Reorganisation

Prior to the closing of the Business Combination, the Company’s share capital comprised:

-    15,589,552 Series A Shares, each with a nominal value of US$ 0.01;
-    3,200,539 Series B Shares, each with a nominal value of US$ 0.01;
-    2,749,657 Series C Shares, each with a nominal value of US$ 0.01;
-    428,974 Ordinary Shares, each with a nominal value of US$ 0.01,

Immediately prior to the Effective Time, the Company issued:

-    1,146,291 fully-paid new Series B Shares and 481,693 fully-paid new Series C Shares to certain investors under put and call option agreements.
-    2,565,503 fully-paid new Series C Shares to certain shareholders of Selina pursuant to anti-dilution rights.
-    330,275 fully-paid new Series B Shares to an existing shareholder of Selina pursuant to the exercise of its subscription rights under an existing 2018 warrant instrument.

All outstanding preferred shares above mentioned were redesignated as Ordinary Shares with a nominal value of US$ 0.01 (the “Redesignated Shares”).

Existing Debt and Warrants conversion

At the Effective Time, in order to repay and otherwise restructure its obligations pursuant to existing financing instruments, the Company issued fully-paid new Ordinary Shares with a nominal value of US$ 0.01 to the existing Convertible Instruments and Warrants holders. The total number of Ordinary Shares that were issued:

-    CLN 2020; 9,328,320 Ordinary Shares
-    Term Loan; 3,452,710 Ordinary Shares
-    Legacy Warrants; 2,381,638 Ordinary Shares

The Subdivision

Immediately prior to the Effective Time, each Ordinary Share with a nominal value of US$ 0.01 in issue, subdivided into such number of Ordinary Shares as to produce an implied price per Ordinary Share of US$ 10.00, derived by dividing the pre-money equity valuation of the Company agreed for the purposes of the Business Combination by the aggregate number of (post-subdivision) Ordinary Shares in issue immediately prior to the Effective Time (the "Subdivision") being the Conversion Factor (1.975). The Subdivision did not affect the nominal amount of the share capital, as it increased the number of Selina Ordinary Shares (by 40,606,526) and reduced the nominal value of each Selina Ordinary Shares (from $0.01 to $0.005064).

Additional Issuance of Ordinary Shares

Simultaneously with the Effective Time, the Company;

-    issued to the PIPE Investors 6,675,000 fully-paid Ordinary Shares (the "PIPE Shares"), consisting of 5,445,000 Ordinary Shares purchased by PIPE Investors for US$ 54.5 million, and 1,230,000 Ordinary Shares issued to PIPE Investors in exchange for certain prefunding of their purchase price (see Note 20);
-    issued 375,000 Ordinary Shares (the “Bridge Loan Shares”) in connection to the Bridge Loan Facility (Note 20) pursuant to the warrants issued which became exercisable and were exercised upon the Effective Time occurring;
-issued 5,750,000 fully-paid Ordinary Shares to former holders of the BOA Class B Common Stock; and
-    issued 450,000 fully-paid Ordinary Shares to the BOA's underwriter in exchange for a portion of its underwriting fee (the "Payables Settlement Shares").

BOA's Shares and Warrants

At the Effective Time, the Company, after approximately 95.8% of the holders of BOA Class A Common Stock elected to redeem such shares, issued 953,999 Ordinary Shares, fully-paid up, to which the stockholders of BOA were entitled. Additionally, at the Effective Time, the Company, assumed liability under the 14,241,666 issued and outstanding Public Warrants and Private Placement Warrants (see Note 21), including the obligation to issue to holders of the Warrants on exercise of their Warrants up to 14,241,666 Ordinary Shares, fully-paid up, underlying the Warrants.

The following table summarizes Selina's Ordinary Shares outstanding as of October 27, 2022 (Effective Time):

	Shares	%
BOA	6,703,999	6.9%
Existing Selina Shareholders (post subdivision)	82,261,678	85.3%
PIPE Shares & Payables Settlement Shares	7,125,000	7.4%
BCA Bridge Loan Warrants	375,000	0.4%
Total Selina Ordinary Shares outstanding at closing	96,465,677	100.0%

The Business Combination Agreement (BCA) was accounted for as a capital reorganization. Under this method of accounting, BOA was treated as the “acquired” company for financial reporting purposes, with Selina Hospitality PLC being the accounting acquirer and accounting predecessor. Accordingly, the Reorganization was treated as the equivalent of Selina Hospitality PLC issuing shares at the closing of the Reorganization for the net assets of BOA as of the Closing Date, accompanied by a recapitalization. The Reorganization, which was not within the scope of IFRS 3 since BOA did not meet the definition of a business in accordance with IFRS 3, was accounted for within the scope of IFRS 2. In accordance with IFRS 2, Selina Hospitality PLC recorded a one-time non-cash expense of $74,426 thousand, recognized as a share listing expense in the Consolidated Statement of Profit or Loss for the year ended December 31, 2022, based on the excess of the fair value of Selina Hospitality PLC shares issued considering a fair value of $9.75 per share (price of Selina Hospitality PLC shares at the Closing Date) over the fair value of BOA's identifiable net assets acquired:

	Amount	Number of Shares
	(In thousands)
(a) Shares issued to BOA shareholders		6,703,999
(b) Opening price of Selina shares on NASDAQ as of October 27, 2022	10
(c) Fair value of Selina shares issued to BOA shareholders	65,364
(d) BOA cash in trust	6,983
(e) BOA other assets	95
(f) BOA liabilities	(16,140)
(g) Net assets of BOA (d + e + f)	(9,062)
IFRS 2 Listing expenses (c – g)	74,426

In accordance with IAS 32, Selina has analyzed the total costs incurred in the BCA to determine which were incremental and directly attributable to the issue of new shares, and hence are to be deducted from equity directly rather than being expenses through profit or loss. Transaction costs incurred by Selina in relation to the Business Combination amounted to $19.8 million of which $12.2 million was recognized directly within equity (see Note 24) as incremental and directly attributable costs for the issuance of new shares and $7.6 million was recognized within Legal, marketing, IT and other operating expenses in the Consolidated Statement of Profit and Loss for the year ended December 31, 2022 as non-incremental and not directly attributable costs for the issuance of shares.

Acquisition of R.A.Y. Enterprise Michmoret Ltd.
In October 18, 2021, the Group signed on a share purchase agreement ("SPA") to effectively purchase 90.5% of the issued and paid-up shares of R.A.Y. Enterprise Michmoret Ltd. (“RAY Enterprise”). The transaction was formally approved on November 1, 2021 (the "Acquisition date").
RAY Enterprise operates and manages, directly or by joint ventures, four sites in Israel: Netivale, Kibbutz Lohamei Haghetaot, Kibbutz Parod, and Kibbutz Tze’elim. RAY Enterprise directly leases and operates the first three, where as it indirectly leases the fourth site’s guest house, by holding 35% of the participation units in Tze'elim Tourism Guest Rooms - Agricultural Cooperative Society Ltd., an Israeli cooperative. The acquisition has increased the Group’s presence in Israel where the Company already has a presence.
The purchase price for RAY Enterprise consisted of a fixed cash payment, Deferred Consideration and Contingent Consideration, as follows:

In thousands of US$
Cash paid	638
Deferred consideration	1,058
Contingent consideration	833
Purchase Price	2,529
The Deferred consideration is a deferred cash payment of $1,847 thousand divided in 5 tranches. To recognize such consideration at its fair present value, each tranche was discounted using the relevant Israeli yield curve based on the Group’s credit rating and the relevant duration in order.
The Contingent consideration is contingent upon the Group’s operating activity of the RAY Enterprise 's leases. To recognize such contingent consideration, a scenario-based model was used based on certain probabilities and a discount rate based on the Company's credit risk and the duration of the expected payments.
The purchase price allocation for this acquisition was as follows:

In thousands of US$
Net book value of assets acquired	877
Right of Use Asset Uplift	1,610
Deferred Tax Liability	(373)
Non-controlling Interest	(203)
Goodwill	618
Purchase Price	2,529
The cash flow resulted from this acquisition is as follows:

In thousands of US$
Cash acquired	950
Cash paid	(638)
Net cash acquired with the subsidiary	312
The Group has recognized goodwill on this transaction in addition to the uplift between the consideration paid and the fair value of net assets acquired that has been allocated to right of use leased buildings. The right of use asset has been recognized at an amount in excess of the lease liability determined at the date of acquisition. This reflects the favorable terms of these leases when compared to other market terms. The acquisition costs that relate to the transaction have been expensed as operating costs in compliance with IFRS 3.
The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interests (NCI) proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by- acquisition basis. For the non-controlling interests in RAY Enterprise, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. The NCI represented a 9.5% interest in Ray Enterprise owned by the sellers.
From the acquisition date, RAY Enterprise has contributed a loss of $213 thousand to the consolidated net loss and $394 thousand to the consolidated revenue for the year 2021. If the business combination had taken place at the beginning of the year 2021, the consolidated net loss would have been $185,370 thousand and the consolidated revenue would have been $95,237 thousand, without pro forma assumptions.
Acquisition of Remote Year
In September 2020, the Group completed the acquisition of certain assets and liabilities of Remote Year Inc. ("Remote Year"). Remote Year offers programs to individuals and businesses to work and learn while traveling around the world, which is in line with Group’s mission to inspire meaningful connections. The Company analyzed and concluded that the above mentioned acquisition meets the definition of a business combination.
The total consideration paid by the Company, in shares, including liabilities assumed, was equal to $1,315 thousand. There was no consideration paid in cash. The assets acquired and the liabilities assumed were recognized at fair value on the acquisition date. The recognized assets and liabilities include intangible assets of $1,315 thousand and deferred revenue of $949 thousand. The Group has not recognized goodwill on this transaction as the entire uplift between the consideration paid and the fair value of net assets acquired has been allocated to intangible assets. There were no significant acquisition costs related to this transaction.
The acquired intangible assets are being amortized on a straight-line basis over the estimated useful life of 3 years, which approximates the pattern in which the economic benefits of the intangible assets are expected to be realized.
The Group acquired 100% of shares and 100% of voting equity interests in Remote Year.
Remote Year did not contribute revenues or profits or losses to the consolidated group in 2020 since its acquisition, as the Group made a decision to temporarily suspend its operations and relaunched it in 2021. Remote Year contributed with total $4,521 thousand revenues and total $1,812 thousand losses for the year ended December 31, 2021.